Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Leases
23 Leases
Transition
Refer to note 45 for additional information relating to our implementation of IFRS 16 “Leases” at 1 January 2019.
Lessee arrangements
We have made the following payments associated with leases during 2019:

Description of payment	2019 US$m	Included within
Principal lease payments	315	Cash flows from financing activities
Interest payments on leases	53	Cash flows from operating activities
Payments for short-term leases	327	Net operating costs
Payments for variable lease components	15	Net operating costs
Payments for low value leases (>12 months in duration)	1	Net operating costs
Total lease payments	711

23 Leases continued
Lease liabilities
The maturity profile of lease liabilities recognised at the balance sheet is:

	Note	2019 US$m	2018 US$m
Lease liabilities(a)
Due within 1 year		349	5
Between 1 and 3 years		424	10
Between 3 and 5 years		226	18
More than 5 years		671	12
Total undiscounted cash payments expected to be made		1,670	45
Effect of discounting		(361)	(1)
Present value of minimum lease payments	22	1,309	44

(a)	Amounts for 2018 represent finance lease liabilities under IAS 17 “Leases”.

At 31 December 2019, commitments for leases not yet commenced were US$119 million; commitments relating to short-term leases which had already commenced at 31 December 2019 were US$108 million. As permitted by IFRS 16, short-term and low-value leases are not recognised on the balance sheet as a lease liability and are expensed as incurred.
Lessor arrangements
We sub-lease owned and right-of-use assets in cases where we no longer require the assets for our own use. At 31 December 2019 the Group recognised a net investment asset of US$63 million relating to the discounted value of cash expected to be received from assets leased out under finance leases (refer to note 18). During the year, we also recognised sub-lease income of US$5 million within net operating costs. This represents the income received in the year relating to assets subject to operating leases.